Income Taxes - Statutory Tax Expense - (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total tax benefit/ expense Reconciliation	$ 978	$ (4,122)	$ (5,428)
ABAS
Income tax benefit/ (expense) on result before tax at statutory rate	(204)	(114)	366
Effect of permanent differences	(128)	(202)	(6)
Total tax benefit/ expense Reconciliation	(332)	(316)	360
Aegean NWE
Income tax benefit/ (expense) on result before tax at statutory rate	1,750	(3,472)	(5,090)
Effect of permanent differences	(18)	(85)	(312)
Total tax benefit/ expense Reconciliation	1,732	(3,557)	(5,402)
ICS
Income tax benefit/ (expense) on result before tax at statutory rate	(227)	(616)	(884)
Effect of permanent differences	117	367	528
Total tax benefit/ expense Reconciliation	$ (110)	$ (249)	$ (356)